Note 6 - Long-term Debt (Details Textual) - USD ($)		9 Months Ended		12 Months Ended
	Sep. 24, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Apr. 15, 2020	Nov. 07, 2018	Nov. 05, 2018	Aug. 03, 2018	Jul. 26, 2018	Jul. 18, 2018
Notes Payable to Banks [Member] | Alliance Bank [Member] | Banner Midstream Corp. [Member]
Debt Instrument, Face Amount						$ 1,238,500
Debt Instrument, Interest Rate, Stated Percentage						4.95%
Repayments of Debt	$ 550,000
Commercial Loan [Member] | Firstar Bank [Member] | Banner Midstream Corp. [Member]
Debt Instrument, Interest Rate, Stated Percentage				4.75%
Auto Loan [Member] | Firstar Bank [Member] | Banner Midstream Corp. [Member]
Debt Instrument, Face Amount											$ 56,300
Debt Instrument, Interest Rate, Stated Percentage											6.50%
Interest Payable				$ 0
Auto Loan [Member] | Ally Bank [Member] | Banner Midstream Corp. [Member]
Debt Instrument, Face Amount											$ 53,593
Debt Instrument, Interest Rate, Stated Percentage											9.00%
Auto Loan 2 [Member] | Firstar Bank [Member] | Banner Midstream Corp. [Member]
Debt Instrument, Face Amount									$ 72,669
Debt Instrument, Interest Rate, Stated Percentage									6.50%
Auto Loan 4 [Member] | Ally Bank [Member] | Banner Midstream Corp. [Member]
Debt Instrument, Face Amount										$ 55,268
Debt Instrument, Interest Rate, Stated Percentage										7.99%
Interest Payable				0
Auto Loan 7 [Member] | Ally Bank [Member] | Banner Midstream Corp. [Member]
Debt Instrument, Face Amount								$ 140,218
Auto Loan 7 [Member] | Ally Bank [Member] | Banner Midstream Corp. [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage								6.89%
Auto Loan 7 [Member] | Ally Bank [Member] | Banner Midstream Corp. [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage								7.87%
Tractor Loan [Member] | Tab Bank [Member] | Banner Midstream Corp. [Member]
Debt Instrument, Face Amount							$ 301,148
Debt Instrument, Interest Rate, Stated Percentage							10.25%
Interest Payable				0
Long-term Debt Instruments [Member]
Interest Expense, Debt, Total		$ 15,424	$ 65,248
Long-term Debt Instruments [Member] | Banner Midstream Corp. [Member]
Interest Expense, Debt, Total				$ 70,914	$ 170,576